Non-controlling Interests - Summary of Changes in Non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Noncontrolling Interest [Abstract]
Beginning balance	$ 39,130	$ 30,090	$ 3,496
Capital contribution from non-controlling interests	2,015	3,924	28,919
Repurchase shares from non-controlling interests	(28,652)		(3,497)
Addition of non-controllinginterests in connection with acquisition		3,909
Dividend declared	(231)
Unrealized gain (loss) on available-for-sale investments	164	(23)	999
Foreign currency translation adjustment	2,949	(1,109)	(271)
Net income attributed to non-controlling interests	1,107	2,339	444
Ending balance	$ 16,482	$ 39,130	$ 30,090